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ASSURANCE AND ADVISORY
BUSINESS SERVICES

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         SAWGRASS FUND, L.L.C.

         FINANCIAL STATEMENTS

         WITH REPORT OF INDEPENDENT AUDITORS
         FOR THE YEAR ENDED
         DECEMBER 31, 2002
------------------------------------------------------------



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                                        [LOGO] ERNST & YOUNG
------------------------------------------------------------

                                           ERNST & YOUNG LLP

                              SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                    CONTENTS


Report of Independent Auditors..............................................   1

Statement of Assets, Liabilities and Members' Capital.......................   2

Statement of Operations.....................................................   3

Statement of Changes in Members' Capital - Net Assets.......................   4

Notes to Financial Statements...............................................   5

Schedule of Portfolio Investments...........................................  12

Schedule of Securities Sold, Not Yet Purchased..............................  15

 [LOGO]

 ERNST&YOUNG
                  | |  ERNST & YOUNG LLP              | |  Phone: (212) 773-3000
                       5 Times Square                      www.ey.com
                       New York, New York 10036-6530

                         REPORT OF INDEPENDENT AUDITORS


To the Members of
  Sawgrass Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Sawgrass Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in. members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Sawgrass Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                    /S/ ERNST & YOUNG LLP

February 7, 2003


                    A Member Practice of Ernst & Young Global                  1

SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                          DECEMBER 31, 2002
ASSETS

Investments in securities, at market (cost - $32,210)          $ 32,056
Cash and cash equivalents                                        30,345
Due from broker                                                  34,706
Receivable for investment securities sold                           590
Interest receivable                                                  38
Dividends receivable                                                 10
                                                               --------
       TOTAL ASSETS                                              97,745
                                                               --------
LIABILITIES

Securities sold, not yet purchased, at market
  (proceeds - $33,912)                                           33,851
Withdrawals payable                                              18,407
Administration fees payable                                          55
Dividends payable on securities sold, not yet purchased              28
Accrued expenses                                                    339
                                                               --------
       TOTAL LIABILITIES                                         52,680
                                                               --------
          NET ASSETS                                           $ 45,065
                                                               ========
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                      $ 45,158
Net unrealized depreciation                                         (93)
                                                               --------
          MEMBERS' CAPITAL - NET ASSETS                        $ 45,065
                                                               ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                               DECEMBER 31, 2002

INVESTMENT INCOME
    Interest                                                       $    762
    Dividends                                                           107
    Miscellaneous                                                        18
                                                                   --------
                                                                        887
                                                                   --------
EXPENSES
       Administration fees                                              864
       Prime broker fees                                                458
       Professional fees                                                186
       Accounting and investor services fees                            150
       Dividends on securities sold, not yet purchased                  130
       Custodian fees                                                    99
       Insurance expense                                                 47
       Board of Managers' fees and expenses                              24
       Interest Expense                                                  15
       Miscellaneous                                                     22
                                                                   --------
          TOTAL EXPENSES                                              1,995
                                                                   --------
          NET INVESTMENT LOSS                                        (1,108)
                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                        (11,370)
       Purchased options                                               (123)
       Written options                                                 (533)
       Securities sold, not yet purchased                            11,268
                                                                   --------
          NET REALIZED LOSS ON INVESTMENTS                             (758)
                                                                   --------
    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS            (30,279)
                                                                   --------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS           (31,037)
                                                                   --------
          DECREASE IN MEMBERS' CAPITAL DERIVED FROM
             INVESTMENT ACTIVITIES                                 $(32,145)
                                                                   ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                       SPECIAL
                                                       ADVISORY
                                                        MEMBER           MEMBERS            TOTAL
                                                       --------         --------          --------
MEMBERS' CAPITAL, DECEMBER 31, 2000                     $ 597           $119,249          $119,846

FROM INVESTMENT ACTIVITIES
        Net investment loss                                --               (406)             (406)
        Net realized loss on investments                   --             (3,792)           (3,792)
        Net change in unrealized depreciation on
               investments                                 --             (7,084)           (7,084)
        Incentive allocation                               43                (43)               --
                                                        -----           --------          --------
        INCREASE (DECREASE) IN MEMBERS' CAPITAL            43            (11,325)          (11,282)
             DERIVED FROM INVESTMENT ACTIVITIES

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                              --             11,120            11,120
        Capital withdrawals                              (597)           (18,609)          (19,206)
                                                        -----           --------          --------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS           (597)            (7,489)           (8,086)

MEMBERS' CAPITAL, DECEMBER 31, 2001                     $  43           $100,435          $100,478
                                                        =====           ========          ========

FROM INVESTMENT ACTIVITIES
        Net investment loss                                --             (1,108)           (1,108)
        Net realized loss on investments                   --               (758)             (758)
        Net change in unrealized depreciation on           --
               investments                                 --            (30,279)          (30,279)
                                                        -----           --------          --------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES            --            (32,145)          (32,145)

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                              --              5,599             5,599
        Capital withdrawals                               (43)           (28,824)          (28,867)
                                                        -----           --------          --------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS            (43)           (23,225)          (23,268)

MEMBERS' CAPITAL, DECEMBER 31, 2002                     $  --           $ 45,065          $ 45,065
                                                        =====           ========          ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and CWH Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income and expense are recorded on the accrual basis.

         B. PORTFOLIO VALUATION

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $30,344,779 in cash equivalents was held at PNC Bank.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,108,546) and ($757,959), from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's Members and had no effect on net assets.

         E. RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in members' capital - net assets for the year ended December 31, 2001 have been reclassified to conform to the current year's presentation.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2002, there was no incentive allocation to the Special Advisory Member.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Member of the Board Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2002, fees and expenses paid to the Managers totaled $23,562.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2002, amounted to $360,669,474 and $432,469,088, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, net unrealized depreciation on investments was $93,576, consisting of $3,004,883 gross unrealized appreciation and $3,098,455 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, and excess cash held at the prime broker as of December 31, 2002.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2002, the Company had no outstanding margin borrowings. For the year ended December 31, 2002, the average daily amount of such borrowings was $538,501, and the daily weighted average annualized interest rate was 2.76%.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the year ended December 31, 2002, transactions in purchased options were as follows:

                                                       CALL OPTIONS                            PUT OPTIONS
                                             ---------------------------               --------------------------
                                                NUMBER                                    NUMBER
                                             OF CONTRACTS        COST                  OF CONTRACTS        COST
                                             ------------      ---------               ------------     ---------
         Beginning balance                         665         $ 196,973                   2,522        $ 611,694
         Options purchased                       3,223           636,764                   2,212          519,611
         Options closed                         (2,268)         (512,564)                 (3,934)        (986,648)
         Options expired                        (1,620)         (321,173)                   (800)        (144,657)
                                                ------         ---------                  ------        ---------
         Options outstanding at
                 December 31, 2002                   0                 0                       0        $       0
                                                ======         =========                  ======        =========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the year ended December 31, 2002, transactions in written options were as follows:

                                                              CALL OPTIONS                           PUT OPTIONS
                                                    ------------------------------         ------------------------------
                                                       NUMBER           AMOUNT OF             NUMBER            AMOUNT OF
                                                    OF CONTRACTS         PREMIUM           OF CONTRACTS          PREMIUM
                                                    ------------       ----------          ------------        ----------
         Beginning balance                                0            $         0                0            $       0
         Options written                              6,624              2,634,776            1,557              248,864
         Options closed                              (6,307)            (2,554,893)          (1,557)            (248,864)
         Options expired                               (317)               (79,883)               0                    0
                                                     ------            -----------           ------            ---------
         Options outstanding at
           December 31, 2002                              0            $         0                0            $       0
                                                     ======            ===========           ======            =========


     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                              MARCH 15, 2000
                                                                                                            (COMMENCEMENT OF
                                                          YEAR ENDED                 YEAR ENDED               OPERATIONS) TO
                                                      DECEMBER 31, 2002         DECEMBER 31, 2001           DECEMBER 31, 2000
                                                      -----------------         -----------------           -----------------

      Net assets, end of period (000)                     $ 45,065                   $100,478                   $119,846
      Ratio of net investment income (loss)
      to average net assets                                 (1.29%)                    (0.37%)                     0.28%*
      Ratio of expenses to average net assets                2.32%                      2.00%                      2.06%*
      Portfolio turnover rate                                 445%                       356%                       238%
      Total return **                                      (32.65%)                    (9.00%)                    (1.52%)
      Average debt ratio                                     0.63%                      0.94%                      0.02%

         *    Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

                                     - 10 -

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Company received initial and additional capital contributions from Members of $214,600.

         Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co., Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. agreed to acquire the investment fund management business of CIBC WM (the "Transaction"), including its ownership interests in, and control of, the Adviser (to be renamed Advantage Advisers Management, L.L.C.). In connection with the Transaction, CIBC WM will cease to serve as the managing member of the Adviser and will be replaced by Oppenheimer Asset Management Inc. (or an affiliate thereof), an affiliate of Fahnestock. In addition, CIBC WM will cease to serve as the Company's placement agent and will be replaced by Fahnestock & Co. The Act provides that the change in control of the Adviser resulting from the Transaction will constitute an "assignment" of the currently effective investment advisory agreement between the Adviser and the Company. As required by the Act, such an assignment will result in the automatic termination of that agreement. In anticipation of the consummation of the Transaction and to provide continuity in investment advisory services to the Company, the Board of Managers, at a meeting held on January 24, 2003, unanimously approved a new investment advisory agreement that would become effective upon the consummation of the Transaction, subject to the approval of the Members, who are expected to vote on this proposal in the first half of 2003.

         Subject to receipt of the requisite approval of Members, who are expected to vote on this proposal in the first half of 2003, the Board of Managers has also nominated four persons to serve as Managers of the Company.

         The fees charged to the Company and the Members will not change as a result of the Transaction. The Transaction will not otherwise affect any rights, privileges or obligations of the Members. In addition, the Transaction will have no tax consequences to any Member or the Company.

SAWGRASS FUND, L.L.C.


SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    INVESTMENT IN SECURITIES - 71.13%
                    COMMON STOCK - 71.13%
                      APPLICATIONS SOFTWARE - 4.54%
        42,600          Mercury Interactive Corp.*                                (a)         $ 1,263,090
        75,450          Rational Software Corp.*                                                  783,926
                                                                                              -----------
                                                                                                2,047,016
                                                                                              -----------
                      CELLULAR TELECOMMUNICATIONS - 5.28%
       129,300          Nextel Communications, Inc. - Class A*                    (a)           1,493,414
       202,450          Sprint Corp. (PCS Group)                                                  886,731
                                                                                              -----------
                                                                                                2,380,145
                                                                                              -----------
                      COMPUTER SERVICES - 6.20%
        19,900          Cognizant Technology Solutions Corp. *                    (a)           1,437,376
        21,300          PEC Solutions, Inc.*                                                      636,870
        34,350          Syntel, Inc.*                                                             721,694
                                                                                              -----------
                                                                                                2,795,940
                                                                                              -----------
                      CONSULTING SERVICES - 1.47%
        16,450          FTI Consulting, Inc.*                                                     660,468
                                                                                              -----------
                      E-COMMERCE / SERVICES - 1.40%
         9,400          Expedia, Inc. - Class A*                                                  629,142
                                                                                              -----------
                      E-COMMERCE PRODUCTS - 1.83%
        43,600           Amazon.com, Inc.*                                        (a)             823,604
                                                                                              -----------
                      E-SERVICES / CONSULTING - 1.76%
       238,750          Chinadotcom Corp. Class - A*                                              675,663
       111,650          Saba Software, Inc.*                                                      118,349
                                                                                              -----------
                                                                                                  794,012
                                                                                              -----------
                      FOOD - DAIRY PRODUCTS - 2.56%
        71,150          Horizon Organic Holding Corp.*                            (a)           1,151,919
                                                                                              -----------
                      FOOD - RETAIL - 6.28%
        53,700          Whole Foods Market, Inc.*                                 (a)           2,831,600
                                                                                              -----------
                      FOOD - WHOLESALE / DISTRIBUTION - 4.72%
        83,950          United Natural Foods, Inc.*                               (a)           2,128,133
                                                                                              -----------
                      INDEX FUNDS - 1.40%
        83,450          Broadband HOLDRs Trust                                                    630,048
                                                                                              -----------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    COMMON STOCK  (CONTINUED)
                      INSURANCE BROKERS - 2.00%
        22,050          Hilb, Rogal & Hamilton Co.                                            $   901,845
                                                                                              -----------
                      INTERNET CONTENT - INFORMATION / NETWORK - 2.08%
       144,450          SINA.Com*                                                                 938,925
                                                                                              -----------
                      INTERNET SECURITY - 2.80%
        31,100          Symantec Corp.*                                           (a)           1,259,861
                                                                                              -----------
                      MEDICAL - DRUGS - 2.77%
         5,100          Forest Laboratories, Inc.*                                                500,922
        19,400          Teva Pharmaceutical Industries Ltd. - Sponsored ADR                       749,034
                                                                                              -----------
                                                                                                1,249,956
                                                                                              -----------
                      MOTION PICTURES & SERVICES - 2.11%
        59,300          Macrovision Corp.*                                        (a)             951,172
                                                                                              -----------
                      RETAIL - PET FOOD & SUPPLIES - 2.68%
        33,350          PETCO Animal Supplies, Inc.*                                              781,691
        24,850          PETsMART, Inc.*                                                           425,680
                                                                                              -----------
                                                                                                1,207,371
                                                                                              -----------
                      RETAIL - RESTAURANTS - 1.69%
        21,900          Panera Bread Company - Class A*                                           762,339
                                                                                              -----------
                      SCHOOLS - 10.65%
        41,125          Apollo Group, Inc. - Class A*                             (a)           1,809,499
        19,550          Career Education Corp.*                                                   782,000
        22,700          Corinthian Colleges, Inc.*                                                859,421
        37,600          University of Phoenix Online*                             (a)           1,347,584
                                                                                              -----------
                                                                                                4,798,504
                                                                                              -----------
                      SUPER - REGIONAL BANKS - U.S. - 2.15%
        16,550          Fifth Third Bancorp                                       (a)             969,003
                                                                                              -----------
                      TRAVEL SERVICES - 1.03%
         8,500          Hotels.Com - Class A*                                                     464,355
                                                                                              -----------

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    COMMON STOCK  (CONTINUED)
                      WEB PORTALS / ISP - 3.73%
       119,600          Sohu.Com, Inc.*                                                       $   765,440
        55,950          Yahoo!, Inc.*                                                             914,782
                                                                                              -----------
                                                                                                1,680,222
                                                                                              -----------
                        TOTAL COMMON STOCK (COST $32,209,677)                                  32,055,580
                                                                                              ===========
                        TOTAL INVESTMENTS IN SECURITIES (COST $32,209,677) - 71.13%            32,055,580
                                                                                              -----------
                        OTHER ASSETS, LESS LIABILITIES - 28.87%**                              13,009,727
                                                                                              -----------
                        NET ASSETS - 100.00%                                                  $45,065,307
                                                                                              ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(*) Non-income producing security.

(**)INCLUDES  $30,344,779  INVESTED IN A PNC BANK MONEY MARKET  ACCOUNT WHICH IS
    67.34% OF NET ASSETS.

ADR - American Depository Receipt


The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED - (75.12%)
                    COMMON STOCK - (75.12%)
                      AEROSPACE / DEFENSE - (3.17%)
        43,300          Boeing Co.                                                           $ (1,428,467)
                                                                                             ------------
                      COMPUTER SERVICES - (1.16%)
        30,400          Fidelity National Information Solutions, Inc.                            (524,400)
                                                                                             ------------
                      COMPUTERS - (2.60%)
        67,600          Hewlett-Packard Co.                                                    (1,173,536)
                                                                                             ------------
                      CONSULTING SERVICES - (0.18%)
         3,000          MAXIMUS, Inc.                                                             (78,301)
                                                                                             ------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - (2.70%)
        67,850          Jabil Circuit, Inc.                                                    (1,215,872)
                                                                                             ------------
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.38%)
        44,100          Celestica Inc.                                                           (621,810)
                                                                                             ------------
                      ENGINES - INTERNAL COMBUSTION - (2.75%)
        44,100          Cummins, Inc.                                                          (1,240,533)
                                                                                             ------------
                      FOOD - RETAIL - (9.20%)
        61,050          Albertson's, Inc.                                                      (1,358,973)
        88,350          The Kroger Co.                                                         (1,365,007)
        60,950          Safeway, Inc.                                                          (1,423,792)
                                                                                             ------------
                                                                                               (4,147,772)
                                                                                             ------------
                      HOME FURNISHINGS - (3.03%)
        39,700          Ethan Allen Interiors, Inc.                                            (1,364,489)
                                                                                             ------------
                      HOTELS & MOTELS - (1.49%)
        45,650          Extended Stay America, Inc.                                              (673,337)
                                                                                             ------------
                      INDEX FUNDS - (5.06%)
       102,900          Semiconductor HOLDRs Trust                                             (2,279,235)
                                                                                             ------------
                      MACHINERY - CONSTRUCTION & MINING - (1.27%)
        12,550          Caterpillar, Inc.                                                        (573,786)
                                                                                             ------------
                      MEDICAL - BIOMEDICAL / GENETIC - (1.71%)
        30,750          Martek Biosciences Corp.                                                 (769,980)
                                                                                             ------------
                      MOTION PICTURES & SERVICES - (2.66%)
        74,800          Macrovision Corp.                                                      (1,199,792)
                                                                                             ------------


The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
------------------------------------------------------------------------------------------------------------

                                                                                           DECEMBER 31, 2002
        SHARES                                                                               MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    COMMON STOCK (CONTINUED)
                      NETWORKING PRODUCTS - (1.44%)
        68,000          Polycom, Inc.                                                        $    647,360)
                                                                                             ------------
                      OIL - FIELD SERVICES - (3.58%)
        25,300          Baker Hughes, Inc.                                                       (814,407)
        19,000          Schlumberger Ltd.                                                        (799,710)
                                                                                             ------------
                                                                                               (1,614,117)
                                                                                             ------------
                      REGISTERED INVESTMENT COMPANY - (21.51%)
        19,200          iShares Lehman 20+ Year Treasury Bond Fund                             (1,700,544)
       154,150          Nasdaq - 100 Index Tracking Stock                                      (3,756,635)
        35,550          SPDR Trust Series 1                                                    (3,136,576)
        74,400          Technology Select Sector SPDR Fund                                     (1,101,120)
                                                                                             ------------
                                                                                               (9,694,875)
                                                                                             ------------
                      RETAIL - APPAREL / SHOES - (3.11%)
        24,750          American Eagle Outfitters, Inc.                                          (341,055)
        31,250          Charlotte Russe Holding, Inc.                                            (331,562)
        16,850          Too, Inc.                                                                (396,312)
        30,800          Wet Seal, Inc. - Class A                                                 (331,439)
                                                                                             ------------
                                                                                               (1,400,368)
                                                                                             ------------
                      RETAIL - MAIL ORDER - (1.34%)
        34,600          Sharper Image Corp.                                                      (603,078)
                                                                                             ------------
                      SECURITY SERVICES - (2.26%)
        53,300          Kroll, Inc.                                                            (1,016,964)
                                                                                             ------------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.98%)-
        33,500          Genesis Microchip, Inc.                                                  (437,176)
                                                                                             ------------
                      TELECOMMUNICATIONS EQUIPMENT - (2.54%)
       170,000          Erricson (LM) Telephone - Sponsored ADR                                (1,145,800)
                                                                                             ------------
                        TOTAL COMMON STOCK (PROCEEDS $33,911,569)                             (33,851,048)
                                                                                             ------------
                        TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS                   $(33,851,048)
                        $33,911,569)                                                         ============



The accompanying notes are an integral part of these financial statements.

                       This page is intentionally blank.

SAWGRASS FUND, L.L.C.

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


                                          TERM OF OFFICE
 NAME, AGE, ADDRESS AND POSITION(S)       AND LENGTH OF                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
          WITH THE COMPANY                 TIME SERVED                     OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER
------------------------------------------------------------------------------------------------------------------------------------
                                               INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Sol Gittleman, 68                         Indefinite;              Mr.  Gittleman  is currently  the Alice and Nathan  Gantcher
Ballou Hall                             Since Inception            University Professor at Tufts University,  having previously
Tufts University                                                   served  as  Senior  Vice  President  and  Provost  of  Tufts
Medford, MA 02155                                                  University    from    1981-2001.    He   is    currently   a
Manager                                                            Director/Manager/Trustee  of six other funds  advised by the
                                                                   Investment Adviser or its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Luis Rubio, 47                            Indefinite;              Dr. Rubio is President  of Centro de  Investigation  Para el
Centro de Investigacion                 Since Inception            Desarrollo,  A.C.  (Center  of  Research  Development),   an
Para el Desarrollo, A.C.                                           Adjunct Fellow of the Center for Strategic and International
Jaime  Balmes No. 11, D - 2                                        Studies,  a Member  of the  Advisory  Board of the  National
Los Morales Polanco                                                Council of Science and  Technology  of Mexico and a Director
Mexico D. F. 11510                                                 of  the  Human  Rights  Commission  of  Mexico  City.  He is
Manager                                                            currently a Director/Manager/Trustee  of fifteen other funds
                                                                   advised  by  the  Investment   Adviser  or  its  affiliates,
                                                                   including the Offshore  Fund.  From 1991 to 1993,  Dr. Rubio was a Director of Banco National de Mexico S.A.
------------------------------------------------------------------------------------------------------------------------------------
Janet L. Schinderman, 51                  Indefinite;              Ms. Schinderman has been Associate Dean for Special Projects
Columbia Business School                Since Inception            and Secretary to the Board of Overseers at Columbia Business
Office of the Dean                                                 School of Columbia University since 1990. From 1987 to 1990,
101 Uris Hall                                                      she served as Executive  Assistant  to the  President at the
Columbia University                                                Illinois   Institute  of  Technology.   Ms.  Schinderman  is
New York, NY 10027                                                 currently  a  Director/Manager/Trustee  of five other  funds
Manager                                                            advised by the Investment Adviser or its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 39                      Indefinite;              Mr.  Singer  is  a  Managing   Director,   Asset  Management
CIBC World Markets Corp.                Since Inception            Division,    CIBC    World    Markets.    He   is   also   a
622 Third Avenue, 8th Floor                                        Director/Manager/Trustee  of eleven  other funds  advised by
New York, NY 10017                                                 the Investment Adviser of its affiliates.
Principal Manager
------------------------------------------------------------------------------------------------------------------------------------

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